Ordinary shares (Details)		6 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Jun. 30, 2020 Vote $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2018 shares
Ordinary shares
Class of Stock
Ordinary shares, shares authorized		100,000,000
Ordinary shares, par value | $ / shares		$ 0.001
Ordinary shares, shares outstanding	28,690,635	39,287,751	28,518,117	27,986,700
Ordinary shares | 2010 Share Option Plan | Arda Holdings Limited
Class of Stock
Common stock, allotted		627,811
Additional shares allotted		0	0
Ordinary Shares - Class B
Class of Stock
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, par value | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote		20
Ordinary shares, shares outstanding	4,820,608	4,820,608
Ordinary Shares - Class A
Class of Stock
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, par value | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote	1
Ordinary shares, shares outstanding	23,870,027	34,467,143